Investments - Nonaccrual Loans (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Investments
Nonaccrual loans with no allowance	$ 3,447	$ 0	$ 0
Nonaccrual loans with an allowance	19,786	21,768	9,443
Total nonaccrual loans	23,233	21,768	9,443
Insurance Solutions
Investments
Total nonaccrual loans	23,233	21,768	9,443
Commercial real estate mortgage loans | Insurance Solutions
Investments
Nonaccrual loans with no allowance	3,447
Nonaccrual loans with an allowance	10,799	10,799	3,998
Total nonaccrual loans	14,246	10,799	3,998
Multi-family mortgage loans | Insurance Solutions
Investments
Nonaccrual loans with an allowance	8,987	10,969	5,445
Total nonaccrual loans	8,987	10,969	5,445
Corporate loans | Insurance Solutions
Investments
Total nonaccrual loans	$ 0	$ 0	$ 0